AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
American Funds Tax-Exempt Fund of New York®
Prospectus Supplement July 1, 2019 (for prospectus dated October 1, 2018, as supplemented to date)

1. The “Fees and expenses of the fund” section of the prospectus for American Funds Tax-Exempt Fund of New York is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Management fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none
Other expenses	[1]	0.13%	0.13%	0.14%	0.20%	0.19%	0.10%
Total annual fund operating expenses		0.68%	1.43%	0.69%	0.75%	0.49%	0.40%
Expense reimbursement	[1],[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses after expense reimbursement		0.63%	1.38%	0.64%	0.70%	0.44%	0.35%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least July 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
1 year	$ 437	$ 240	$ 314	$ 72	$ 45	$ 36
3 years	580	448	460	235	152	123
5 years	735	777	620	412	269	219
10 years	$ 1,185	$ 1,709	$ 1,082	$ 926	$ 611	$ 500

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® Class C USD ($)
1 year	$ 140
3 years	448
5 years	777
10 years	$ 1,709

Keep this supplement with your prospectus.